Schedule of Investments

September 30, 2025
(unaudited)
	Shares	Value (a)
Common Stocks — 99.4%
Communication Services — 10.1%
Alphabet Inc. Class A	533,000	$129,572,300
Meta Platforms, Inc. Class A	123,500	90,695,930
Netflix, Inc. (b)	34,822	41,748,792
Spotify Technology SA (b)	9,100	6,351,800
TKO Group Holdings, Inc. Class A	54,300	10,966,428
T-Mobile US, Inc.	96,900	23,195,922
		302,531,172
Consumer Discretionary — 10.7%
Amazon.com, Inc. (b)	522,700	114,769,239
Booking Holdings Inc.	5,600	30,235,912
Home Depot, Inc.	80,700	32,698,833
McDonald’s Corporation	74,400	22,609,416
O’Reilly Automotive, Inc. (b)	217,500	23,448,675
PulteGroup, Inc.	53,500	7,068,955
Tesla, Inc. (b)	121,800	54,166,896
Uber Technologies, Inc. (b)	349,700	34,260,109
		319,258,035
Consumer Staples — 5.0%
Coca-Cola Company	144,000	9,550,080
Colgate-Palmolive Company	72,300	5,779,662
Costco Wholesale Corporation	13,700	12,681,131
Lamb Weston Holdings, Inc.	92,900	5,395,632
PepsiCo, Inc.	47,800	6,713,032
Philip Morris International Inc.	214,935	34,862,457
Post Holdings, Inc. (b)	111,000	11,930,280
Procter & Gamble Company	70,249	10,793,759
Sysco Corporation	189,500	15,603,430
Walmart Inc.	353,243	36,405,224
		149,714,687
Energy — 3.2%
Adams Natural Resources Fund, Inc. (c)(f)	2,516,002	54,144,363
Baker Hughes Company	309,400	15,073,968
Chevron Corporation	178,327	27,692,400
		96,910,731

Schedule of Investments (continued)

September 30, 2025
(unaudited)
	Shares	Value (a)
Financials — 13.1%
American International Group, Inc.	248,200	$19,493,628
Bank of America Corp.	918,868	47,404,400
Berkshire Hathaway Inc. Class B (b)	93,043	46,776,438
Capital One Financial Corporation	157,670	33,517,489
Goldman Sachs Group, Inc.	42,000	33,446,700
JPMorgan Chase & Co.	203,863	64,304,506
M&T Bank Corporation	93,600	18,497,232
Mastercard Incorporated Class A	57,562	32,741,841
Moody’s Corporation	41,500	19,773,920
Progressive Corporation	86,000	21,237,700
T. Rowe Price Group, Inc.	154,800	15,888,672
Visa Inc. Class A	116,861	39,894,008
		392,976,534
Health Care — 9.0%
AbbVie, Inc.	187,700	43,460,058
Boston Scientific Corporation (b)	213,700	20,863,531
Cencora, Inc.	77,100	24,096,063
Cigna Group	40,200	11,587,650
CVS Health Corporation	127,500	9,612,225
Eli Lilly and Company	41,968	32,021,584
Health Care Select Sector SPDR Fund	144,300	20,082,231
Insulet Corporation (b)	40,700	12,565,311
Johnson & Johnson	102,800	19,061,176
Medtronic plc	192,900	18,371,796
Merck & Co., Inc.	308,800	25,917,584
UnitedHealth Group Incorporated	50,800	17,541,240
Vertex Pharmaceuticals Incorporated (b)	35,100	13,746,564
		268,927,013
Industrials — 7.8%
Axon Enterprise Inc. (b)	14,700	10,549,308
Boeing Company (b)	135,300	29,201,799
Carrier Global Corporation	277,200	16,548,840
GE Aerospace	150,200	45,183,164
GE Vernova Inc.	40,700	25,026,430
Johnson Controls International plc	171,000	18,801,450
L3Harris Technologies, Inc.	42,100	12,857,761
Lincoln Electric Holdings, Inc.	81,000	19,102,230
Parker-Hannifin Corporation	28,500	21,607,275
Republic Services, Inc.	68,500	15,719,380
RTX Corporation	103,500	17,318,655
		231,916,292

Schedule of Investments (continued)

September 30, 2025
(unaudited)
	Shares	Value (a)
Information Technology — 34.5%
Advanced Micro Devices, Inc. (b)	128,000	$20,709,120
Analog Devices, Inc.	79,000	19,410,300
Apple Inc.	822,900	209,535,027
Arista Networks, Inc. (b)	208,664	30,404,431
Atlassian Corporation Class A (b)	76,300	12,185,110
Autodesk, Inc. (b)	40,700	12,929,169
Broadcom Inc.	265,200	87,492,132
Cisco Systems, Inc.	374,800	25,643,816
International Business Machines Corporation	87,900	24,801,864
Lam Research Corporation	278,000	37,224,200
Microsoft Corporation	424,300	219,766,185
NVIDIA Corporation	1,314,800	245,315,384
Oracle Corporation	85,800	24,130,392
Palantir Technologies Inc. Class A (b)	56,900	10,379,698
Palo Alto Networks, Inc. (b)	107,800	21,950,236
Salesforce, Inc.	55,000	13,035,000
Snowflake, Inc. (b)	68,200	15,382,510
		1,030,294,574
Materials — 1.6%
Crown Holdings, Inc.	150,400	14,527,136
Ecolab Inc.	72,200	19,772,692
Freeport-McMoRan, Inc.	199,400	7,820,468
Materials Select Sector SPDR Fund	51,200	4,588,544
		46,708,840
Real Estate — 2.0%
AvalonBay Communities, Inc.	57,600	11,126,592
CBRE Group, Inc. Class A (b)	98,200	15,472,392
Prologis, Inc.	158,800	18,185,776
VICI Properties Inc.	421,600	13,748,376
		58,533,136
Utilities — 2.4%
Constellation Energy Corporation	29,300	9,641,751
Duke Energy Corporation	150,000	18,562,500
Entergy Corporation	212,900	19,840,151
Eversource Energy	215,000	15,295,100
Vistra Corp.	37,400	7,327,408
		70,666,910
Total Common Stocks
(Cost $1,422,774,838)		2,968,437,924
Other Investments — 0.0%
Financials — 0.0%
Adams Funds Advisers, LLC (b)(d)(f)
(Cost $150,000)		466,000

Schedule of Investments (continued)

September 30, 2025
(unaudited)
	Shares	Value (a)
Short-Term Investments — 0.7%
Money Market Funds — 0.7%
Morgan Stanley Institutional Liquidity Funds Prime Portfolio, Institutional Class, 4.12% (e)	19,296,860	$19,302,649
Northern Institutional Funds Treasury Portfolio, Premier Class, 3.95% (e)	503,523	503,523
Total Short-Term Investments
(Cost $19,802,242)		19,806,172
Total — 100.1%
(Cost $1,442,727,080)		2,988,710,096
Other Assets Less Liabilities — (0.1)%		(2,304,788)
Net Assets — 100.0%		$2,986,405,308

(a)
Common stocks are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.

(d)
Controlled affiliate valued using fair value procedures.

(e)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

(f)
During the nine months ended September 30, 2025, investments in affiliates were as follows:

Affiliate	Shares held	Net realized gain (loss) and capital gain distributions	Dividend income	Change in unrealized appreciation	Value
Adams Funds Advisers, LLC (controlled)	n/a	$—	$—	$—	$466,000
Adams Natural Resources Funds, Inc. (non-controlled)*	2,516,002	140,456	3,598,939	(486,893)	54,144,363
Total		$140,456	$3,598,939	$(486,893)	$54,610,363

*
The Fund elected to receive 175,069 shares (cost basis $3,739,373) in lieu of cash for distributions received in 2025. Cost basis at end of period was $41,196,072.

Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.